Accounts payable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accounts payable

(17)	Accounts payable

Accounts payable as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017

Trade accounts payable	$424,717	$122,696
Non-income taxes collected in advance	226,006	300,435
Payroll taxes (1)	69,062	53,746
Other payables (2)	12,789	18,152

Total current	$732,574	$495,029

Trade accounts payable	4,276	—
Social Charges	2,851	5,084

Total non current	$7,127	$5,084

(1)	Represent payroll taxes and contributions based on salaries and compensation paid to employees of the Group in the various jurisdictions in which it operates.
(2)	Other accounts payable include mainly provisions for travel expenses, provisions for fees and accrued interest.